Condensed Consolidated Balance Sheets - USD ($)	Nov. 30, 2015	May. 31, 2015
Current Assets
Cash	$ 8,375	$ 40,023
Deposits		$ 65,005
Inventory	$ 167,323
Total Assets	175,698	$ 105,028
Current Liabilities
Accounts payable and accrued liabilities	$ 42,896
Due to related party		$ 30,000
Loans payable	$ 326,152	75,000
Total Liabilities	369,048	105,000
Shareholders' Equity (Deficit)
Common shares; 700,000,000 shares authorized; par value $.001; 100,000,000 shares and 75,000,000 shares issued and outstanding at November 30, 2015 and May 31, 2015, respectively	100,000	75,000
Additional paid-in capital	(115,658)	$ (74,960)
Subscription payable	50,000
Accumulated deficit	(227,692)	$ (12)
Total Shareholders' Equity (Deficit)	(193,350)	28
Total Liabilities and Shareholders' Equity (Deficit)	$ 175,698	$ 105,028